Cover	6 Months Ended
Dec. 25, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	MEDMEN ENTERPRISES INC.
Entity Central Index Key	0001776932
Entity Tax Identification Number	98-1431779
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	10115 Jefferson Boulevard
Entity Address, City or Town	Culver
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90232
City Area Code	(424)
Local Phone Number	330-2082
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false